Capital structure (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2020		December 31, 2019
	Actual	Regulatory minimum(1)	Actual	Regulatory minimum(1)
Capital
CET 1 capital	816,009	N/A	848,821	N/A
Tier 1 capital	816,009	N/A	848,821	N/A
Tier 2 capital	187,090	N/A	103,243	N/A
Total capital	1,003,099	N/A	952,064	N/A

Risk Weighted Assets	5,068,590	N/A	4,897,851	N/A

Leverage Ratio Exposure Measure	15,349,363	N/A	14,377,474	N/A

Capital Ratios (%)
CET 1 capital	16.1%	10.0%	17.3%	10.0%
Tier 1 capital	16.1%	11.5%	17.3%	11.5%
Total capital	19.8%	13.5%	19.4%	13.5%
Leverage ratio	5.3%	5.0%	5.9%	5.0%
(1)The minimum capital ratio requirements do not reflect additional Pillar II add-on requirements that the BMA may impose upon the Bank as a prudential measure from time to time.